Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Leonardo SpA	269,182	$1,676,777

Auto Components — 1.0%
Pirelli & C SpA(a)	306,835	1,375,470

Automobiles — 10.9%
Ferrari NV	56,906	9,615,173
Fiat Chrysler Automobiles NV(b)	588,574	5,199,628

		14,814,801

Banks — 18.2%
FinecoBank Banca Fineco SpA(b)	337,126	3,939,395
Intesa Sanpaolo SpA(b)	6,795,626	11,734,765
Mediobanca Banca di Credito Finanziario SpA	378,722	2,458,539
UniCredit SpA(b)	788,712	6,725,561

		24,858,260

Beverages — 2.0%
Davide Campari-Milano SpA	341,120	2,769,946

Diversified Financial Services — 2.4%
EXOR NV	61,606	3,320,838

Diversified Telecommunication Services — 2.0%
Infrastrutture Wireless Italiane SpA(a)	78,578	801,078
Telecom Italia SpA/Milano(b)(c)	5,196,214	1,918,962

		2,720,040

Electric Utilities — 25.6%
Enel SpA	3,879,248	29,778,365
Terna Rete Elettrica Nazionale SpA	758,340	5,120,283

		34,898,648

Electrical Equipment — 2.2%
Prysmian SpA	139,609	2,973,104

Energy Equipment & Services — 1.4%
Tenaris SA	298,723	1,858,134

Gas Utilities — 3.7%
Snam SpA	1,092,759	5,085,778

Health Care Equipment & Supplies — 1.6%
DiaSorin SpA	10,229	2,144,795

Insurance — 6.3%
Assicurazioni Generali SpA	419,805	5,830,119
Poste Italiane SpA(a)	307,476	2,699,912

		8,530,031

IT Services — 1.8%
Nexi SpA(a)(b)	151,702	2,492,373

Machinery — 2.6%
CNH Industrial NV(b)	575,163	3,488,093

Oil, Gas & Consumable Fuels — 7.7%
Eni SpA	1,161,658	10,496,295

Security	Shares	Value

Pharmaceuticals — 2.0%
Recordati SpA	60,556	$2,756,348

Textiles, Apparel & Luxury Goods — 2.9%
Moncler SpA(b)	106,709	3,970,438

Transportation Infrastructure — 3.2%
Atlantia SpA(b)	270,763	4,395,767

Total Common Stocks — 98.7% (Cost: $199,101,206)		134,625,936

Preferred Stocks

Diversified Telecommunication Services — 1.2%
Telecom Italia SpA/Milano, Preference Shares, NVS	4,043,188	1,559,712

Total Preferred Stocks — 1.2% (Cost: $3,343,212)		1,559,712

Rights

Beverages — 0.0%
Davide Campari-Milano SpA, (Expires 06/21/20)(b)	396,900	4

Total Rights — 0.0% (Cost: $0)		4

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	164,807	165,054
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	50,000	50,000

		215,054

Total Short-Term Investments — 0.1% (Cost: $214,725)		215,054

Total Investments in Securities — 100.0% (Cost: $202,659,143)		136,400,706

Other Assets, Less Liabilities — (0.0)%		(26,356)

Net Assets — 100.0%		$136,374,350

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Italy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	164,807	164,807	$165,054	$6,053	(b)	$7,345	$329
BlackRock Cash Funds: Treasury, SL Agency Shares	103,000	(53,000)	50,000	50,000	1,794		—	—

				$215,054	$7,847		$7,345	$329

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	1	06/19/20	$101	$4,237

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$134,625,936	$—	$—	$134,625,936
Preferred Stocks	1,559,712	—	—	1,559,712
Rights	—	4	—	4
Money Market Funds	215,054	—	—	215,054

	$136,400,702	$4	$—	$136,400,706

Derivative financial instruments(a)
Assets
Futures Contracts	$4,237	$—	$—	$4,237

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2